Right of use assets	12 Months Ended
Dec. 31, 2025
Right-of-use assets
Right-of-use assets

9.       Right-of-use assets

The rollforward of the right-of-use assets is presented below:

	Weighted average rate (p.a.)	December 31, 2024	Additions	Derecognition of right-of-use assets	Translation to presentation currency	December 31, 2025
Cost
Real estate		19,498	3,252	(1,783)	1,299	22,266
Vehicles		1,911	1,317	(898)	238	2,568
		21,409	4,569	(2,681)	1,537	24,834
Depreciation
Real estate	21.20%	(12,380)	(3,314)	288	(859)	(16,265)
Vehicles	29.95%	(974)	(725)	793	(85)	(991)
		(13,354)	(4,039)	1,081	(944)	(17,256)
Total		8,055	530	(1,600)	593	7,578

	Weighted average rate (p.a.)	December 31, 2023	Additions	Derecognition of right-of-use assets	Translation to presentation currency	December 31, 2024
Cost
Real estate		19,370	4,623	(2,422)	(2,073)	19,498
Vehicles		2,343	918	(827)	(523)	1,911
		21,713	5,541	(3,249)	(2,596)	21,409

Real estate	21.62%	(12,368)	(3,628)	2,103	1,513	(12,380)
Vehicles	33.00%	(1,147)	(742)	642	273	(974)
		(13,515)	(4,370)	2,745	1,786	(13,354)
Total		8,198	1,171	(504)	(810)	8,055

Some of the Group’s leases have the option of an extension that can be exercised for an indefinite period, and in these cases the Group has already considered in the measurement of the lease amounts the extensions that are reasonably certain to be exercised.